CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net revenues	$ 11,644,392	$ 17,331,759
Cost of revenues	(7,613,459)	(15,402,743)
Gross profit	4,030,933	1,929,016
General and administrative expenses	(3,470,669)	(3,878,569)
Selling expenses	(260,134)	(253,987)
Costs and expenses	(3,730,803)	(4,132,556)
Operating income (loss)	300,130	(2,203,540)
Financial expense, net	(50,170)	(15,520)
Other income, net	264,349	52,253
Nonoperating Income (Expense), Total	214,179	36,733
Net income (loss) before provision for income taxes	514,309	(2,166,807)
Income tax expense	(79,823)	(410,089)
Net income (loss)	434,486	(2,576,896)
Net loss attributable to non-controlling interest	(1,151,867)	(777,141)
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	1,586,353	(1,799,755)
Comprehensive income (loss)
Net income (loss)	434,486	(2,576,896)
Foreign currency translation gain (loss)	1,493	(15,934)
Comprehensive income (loss)	435,979	(2,592,830)
Less: Comprehensive loss attributable to non-controlling interest	(1,120,201)	(831,157)
Comprehensive income (loss) attributable to Sino-Global Shipping America Ltd.	$ 1,556,180	$ (1,761,673)
Earnings (loss) per share
-Basic and diluted	$ 0.34	$ (0.38)
Weighted average number of common shares used in computation
-Basic and diluted	4,721,923	4,703,841